July 15, 2013

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	The Guardian Separate Account N – Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 for Flexible Solutions VUL III
(File	Nos. 811-09725; 333-188304)

Commissioners:

On behalf of The Guardian Separate Account N (the “Account”), and The Guardian Insurance & Annuity Company, Inc. (“GIAC”) transmitted herewith for filing under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) is Pre-Effective Amendment No. 1 to the registration statement on Form N-6 (the “Registration Statement”) for certain variable life insurance policies (File No. 333-188304).

This Amendment is being filed in response to comments received from the SEC and to include, examples, illustrations and certain other information not included on the initial Registration Statement filing. Responses to comments have been filed as separate Edgar correspondence.

Questions or comments regarding this Pre-Effective Amendment should be directed to the undersigned.

Sincerely,

/s/ Sheri L. Kocen
Sheri L. Kocen

Senior Counsel

The Guardian Life Insurance Company of America

7 Hanover Square

New York City, NY 10004

(212) 598-7469

(212) 919-2691 (fax)

sheri_kocen@glic.com